Shares	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Shares
Shares
a) Common shares
Authorized:
Unlimited number of voting common shares
Unlimited number of non-voting common shares
Issued and outstanding:

	Number of Shares	Amount
Voting common shares
Issued and outstanding at March 31, 2010	36,049,276	$303,505
Issued upon exercise of stock options	193,250	963
Transferred from additional paid-in capital on exercise of stock options	—	386
Issued and outstanding at March 31, 2011	36,242,526	$304,854
Issued upon exercise of stock options	8,480	35
Transferred from additional paid-in capital on exercise of stock options	—	19
Issued and outstanding at March 31, 2012 and 2013	36,251,006	$304,908

b) Net (loss) income per share

Year ended March 31,	2013	2012	2011
Net loss from continuing operations	$(28,309)	$(25,383)	$(29,726)
Net income (loss) from discontinued operations	26,846	4,221	(4,924)
Net loss	$(1,463)	$(21,162)	$(34,650)

Weighted average number of common shares (no dilutive effect)	36,251,006	36,249,082	36,119,356

Basic per share information (no dilutive effect)
Net loss from continuing operations	$(0.78)	$(0.70)	$(0.82)
Net income (loss) from discontinued operations	0.74	0.12	(0.14)
Net loss	$(0.04)	$(0.58)	$(0.96)

For the year ended March 31, 2013, there were 2,985,722 stock options which were anti-dilutive (March 31, 2012 – 1,834,794 and 50,000 stock options and stock awards, respectively; March 31, 2011 – 1,647,474, 75,591 and 150,000 stock options, stock awards and deferred performance share units, respectively) and therefore were not considered in computing diluted earnings per share.